LEASE LIABILITIES	12 Months Ended
Mar. 31, 2025
Leases [Abstract]
LEASE LIABILITIES [Text Block]

14. LEASE LIABILITIES

The Company's leases consist of land and buildings used in the cultivation, dispensary, processing, and warehousing of its products. All leases were classified as operating leases in accordance with ASC 842 Leases. A summary of the Company's active leases under contract as at March 31, 2025 is as follows:

Lessee	Asset	Remaining lease term (years)	Type
Silver State Cultivation LLC	Land and building	7.68	Operating lease
Silver State Relief LLC (Sparks)	Land and building	11.68	Operating lease
Silver State Relief LLC (Fernley)	Land and building	11.68	Operating lease
Silver State Relief LLC (Reno)	Land and building	9.25	Operating lease

On February 1, 2023, the Company entered into amended agreements for the Sparks and Fernley leases, extending the lease terms from their original end date in 2025 to 2029, with three renewal periods of seven years each. The Company opted for one renewal term under the amended contracts, extending the lease terms until December 31, 2036. Accordingly, during the year ended January 31, 2024, the carrying amounts of right-of-use assets and lease liabilities were remeasured, resulting in an increase of $528,067 in the right-of-use asset and lease liabilities for the Sparks lease, and $396,038 for the Fernley lease.

On June 11, 2024, the Company entered into a lease agreement for the new dispensary store in South Reno, Nevada. The lease commenced on July 1, 2024, and will expire on June 30, 2034. Monthly payments are required at the beginning of each calendar month, with the first payment of $14,300 made on the lease commencement date. The base rent will increase by 3% annually. The lease is classified as an operating lease with an implicit interest rate of 10%. Accordingly, the Company recognized a lease liability valued at $1,221,143.

For the year ended March 31, 2025, the Company incurred operating lease costs of $1,597,609 (two months ended March 31, 2024 - $241,678 and year ended January 31, 2024 - $1,446,208). Of these amounts, during the year ended March 31, 2025 - $812,368 were allocated to inventory (two months ended March 31, 2024 - $135,395 and year ended January 31, 2024 - $812,368).

A summary of the Company's weighted average discount rate used in calculating lease liabilities and weighted average remaining lease term is as follows:

	March 31, 2025	March 31, 2024	January 31, 2024
Weighted average discount rate	10%	10%	10%
Weighted average remaining lease term (years)	9.60	10.61	10.77

A summary of the maturity of contractual undiscounted liabilities associated with the Company's operating leases as at March 31, 2025 is as follows:

Year ending March 31,	$
2026	1,536,201
2027	1,582,287
2028	1,629,756
2029	1,678,649
Thereafter	10,090,378
Total undiscounted lease liabilities	16,517,271
Effects of discounting	(6,215,216)
Total present value of minimum lease payments	10,302,055
Current portion of lease liability	530,931
Lease liabilities	9,771,124

As at March 31, 2025, the Company had total undiscounted lease liabilities of $16,517,271 (two months ended March 31, 2024 - $15,999,875 and year ended January 31, 2024 - $16,218,421) pertaining to lease liabilities.